INCOME TAXES - Summary of reconciliation of effective tax rate and statutory income tax rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
(Loss)/income before provision for income tax and share of results of equity investees	¥ 12,524	$ 1,764	¥ (2,533)	¥ (3,062,214)
Income tax benefits/(expense) computed at an applicable tax rate of 25%	(3,131)		633	765,554
Effect of permanent differences	(27,346)		(1,423)	(8,186)
Effect of research and development super-deduction	44,935		36,263	89,287
Effect of preferential tax rate	17,480		581	(129,026)
Effect on tax rates in different tax jurisdictions	3,459		(8,835)	742
Change in valuation allowance	(46,054)		(11,514)	(759,320)
Income tax benefits/(expenses)	¥ (10,657)	$ (1,501)	¥ 15,705	¥ (40,949)